Long-Term Debt And Lines of Credit (Schedule of Principal Payments of the Term Loan) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total	$ 101,200	$ 108,750
Term Loan [Member]
Debt Instrument [Line Items]
2018	10,000
2019	65,000
Total	$ 75,000	$ 83,750